Leases (Details 1)	12 Months Ended
Dec. 31, 2019 CAD ($)
Presentation of leases for lessee [abstract]
Lease liabilities recognized at January 1, 2019	$ 4,729,324
Lease liability additions	1,797,366
Lease liability disposals	(19,307)
Lease payments	(955,173)
Interest Incurred	391,709
Balance, December 31, 2019	$ 5,943,919